Net finance income: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net finance income:
Interest income	$ 5,083	$ 233
Foreign exchange gain		1,683
Finance income	5,083	1,916
Interest expense on lease liability	(41)	(29)
Interest and bank charges	(37)	(26)
Impairment of deferred financing costs	(390)
Impairment of deferred financing costs	(268)
Foreign exchange loss	(2,484)
Finance costs	(3,220)	(55)
Net finance income	$ 1,863	$ 1,861